GOODWILL (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Company-owned Brokerage Services CNY	Dec. 31, 2013 Company-owned Brokerage Services CNY	Dec. 31, 2012 Company-owned Brokerage Services CNY	Dec. 31, 2014 Franchise Services CNY	Dec. 31, 2013 Franchise Services CNY	Dec. 31, 2012 Franchise Services CNY	Dec. 31, 2013 Primary and Commercial Services CNY	Dec. 31, 2014 Primary and Commercial Services CNY
Changes in goodwill
Balance at the beginning of the period	83,559,000	103,943,000		$ 13,467,000	3,537,000	3,537,000	3,537,000	8,696,000	8,696,000	8,696,000	91,710,000	71,326,000
Goodwill impairment losses	0	(20,384,000)	(10,755,000)								(20,384,000)
Balance at the end of the period	83,559,000	83,559,000	103,943,000	13,467,000	3,537,000	3,537,000	3,537,000	8,696,000	8,696,000	8,696,000	71,326,000	71,326,000
Gross amount of goodwill	145,300,000	145,300,000
Goodwill, accumulative impairement losses	61,800,000	61,800,000
Long term growth rate (as a percent)	3.00%
Discount rate (as a percent)	19.00%